Annual Fund Operating Expenses - Perkins Discovery Fund - Investor	Jul. 29, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.07%
Component2 Other Expenses	3.37%	[1]
Other Expenses (as a percentage of Assets):	3.44%
Expenses (as a percentage of Assets)	4.69%
Fee Waiver or Reimbursement	(2.19%)	[2]
Net Expenses (as a percentage of Assets)	2.50%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026

[1]	Other Expenses do not reflect 0.06% of certain costs of preparing, printing and mailing the Fund’s Proxy Statement and related proxy materials and all other costs incurred in connection with the solicitation of proxies for the Fund’s Shareholders’ Meeting.
[2]	Perkins Capital Management, Inc. (the “Adviser”) has contractually agreed to reduce its fees and/or reimburse Fund expenses (excluding interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements for the Fund to 2.25% of the Fund’s daily net assets until at least July 31, 2026. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Trust and the Adviser may terminate this expense limitation agreement prior to July 31, 2026 only by mutual written consent.